American Beacon Advisors, Inc.
4151 Amon Carter Blvd. MD 2450
Fort Worth, TX 76155

October 31, 2012

VIA EDGAR
---------
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	American Beacon Funds 1933 Act File No. 033-11387 1940 Act File No. 811-04984

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, American Beacon Funds ("Registrant") hereby certifies (a) that the form of Prospectus used with respect to the American Beacon Bridgeway Large Cap Value Fund of the Registrant does not differ from that contained in Post-Effective Amendment No. 148 (“Amendment No. 148”) to Registrant’s Registration Statement, (b) that the form of Statement of Additional Information used with respect to the American Beacon Bridgeway Large Cap Value Fund of the Registrant does not differ from that contained in Amendment No. 148, and (c) that Amendment No. 148 was filed electronically.

If you have any questions concerning the foregoing, please do not hesitate to contact the undersigned at (817) 391-6170.

Sincerely, /s/ Rosemary K. Behan ------------------------- Rosemary K. Behan General Counsel

cc:	Francine Rosenberger, Esq. K&L Gates LLP